Organization and principal activities (Details Textual) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Apr. 27, 2018 USD ($) m²	Apr. 27, 2018 CNY (¥) m²	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018 CNY (¥)
Organization And Principal Activities [Line Items]
Area of Land | m²	76,799	76,799
Red star [Member]
Organization And Principal Activities [Line Items]
Payments to Acquire Businesses, Gross	$ 59.0	¥ 375.0
Business Acquisition, Percentage of Voting Interests Acquired	100.00%	100.00%
Acorn Information Technology (Shanghai) Co., Ltd. ("Acorn Information") [Member]
Organization And Principal Activities [Line Items]
Approximate Interest Free Loans Provided By Subsidiary Of Entity To Shareholders Of Its Variable Interest Entities | ¥						¥ 118.0
Shanghai HJX Digital Technology Co., Ltd. ("Shanghai HJX") [Member]
Organization And Principal Activities [Line Items]
Approximate Interest Free Loans Provided By Subsidiary Of Entity To Shareholders Of Its Variable Interest Entities			$ 8.7			¥ 53.0
Variable Interest Entity, Primary Beneficiary [Member]
Organization And Principal Activities [Line Items]
Percentage Of Net Revenue			17.30%	35.30%	74.30%
Percentage Of Assets			7.20%	4.20%		7.20%
Percentage Of Liabilities			8.40%	8.30%		8.40%
Variable Interest Entity, Primary Beneficiary [Member] | Acorn Information Technology (Shanghai) Co., Ltd. ("Acorn Information") [Member]
Organization And Principal Activities [Line Items]
Approximate Additional Interest Free Loans Provided By Subsidiary Of Entity To Shareholders Of Its Variable Interest Entities | $			$ 18.2